Debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 646,139,058	$ 32,655	$ 625,194,144
2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	76,492,210
2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	126,769,569
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	42,453,673
2022 and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 400,423,606